CONTINGENT ASSETS AND LIABILITIES	12 Months Ended
Jun. 30, 2018
CONTINGENT ASSETS AND LIABILITIES [Abstract]
CONTINGENT ASSETS AND LIABILITIES
18.	CONTINGENT ASSETS AND LIABILITIES

At June 30, 2018, the Group had entered into option agreements and land acquisition agreements with local landowners in North Carolina, United States, in relation to its Piedmont Lithium Project, which upon exercise, allows the Group to purchase (or in some cases long-term lease) 1,199 acres of surface property and the associated mineral rights from the local landowners. Upon exercise of the option agreements, in the case of a purchase, the Group will pay cash consideration approximating the fair market value of the surface property at the time of exercise (excluding the value of any minerals) plus 50%, and in the case of a long-term lease, the Group will pay annual advanced royalty payments per acre. The landowners will also retain a production royalty payable on production of ore from the property, between US$0.50 to US$2.00 per tonne of ore produced.